Legal proceedings	12 Months Ended
Dec. 31, 2020
27. Legal proceedings

Proceedings incidental to our lending business

27.1 On July 24, 2017, Chutian filed an execution case with the Wuhan Wuchang District People’s Court for property preservation on Hubei Sheng Guang Gong Pharmaceutical Co., Ltd and related borrowers. On August 20, 2019, Chutian further filed the real estate valuation report to the court for further processing. In August 2020, the secured real estate has been auctioned for RMB2.56 million. However,  as of the date of this annual report, the proceeds are still held by Wuhan Wuchang People’s Court pending resolution of various ongoing legal proceedings.

Property Preservation Proceedings

27.2 On July 16, 2019, Shenzhen Lihe Wantong Commerical Factoring Co., Ltd (深圳立合旺通商业保理有限公司)( “Shenzhen Lihe Wangtong”) applied to the Wuhan Wuchang People’s Court for pre-litigation protective measures to be taken against the respondents Chutian and Mr. Ricky Qizhi Wei with regards to a contract dispute. On July 31, 2019, the court issued a preservation order freezing a total of RMB12.3 million of deposits in the bank accounts of Chutian and Mr. Ricky Qizhi Wei for a period of one (1) year; and seizing four properties of Mr. Ricky Qizhi Wei and Ms. Peng Yan, Mr. Ricky Qizhi Wei’s wife. The total limit of the property preservation in this matter is RMB29.9 million.  As of the date of this annual report, our cash deposits and properties have not been released from the preservation order.

27.3 On September 4, 2019, Hubei Changjiang Microcredit Co., Ltd (湖北长江小额贷款有限公司) (“Hubei Changjiang”)applied to the Wuhan Wuchang People’s Court for pre-litigation property preservation of respondents Mr. Ricky Qizhi Wei and Ms. Peng Yan, Mr. Ricky Qizhi Wei’s wife, Chutian, Hubei New Nature Investment Co., Ltd and Dunxin Holdings Co., Ltd in connection with a loan contract dispute. On September 6, 2019, the court issued a preservation order seizing the bank deposits, or property in the corresponding value, of Mr. Ricky Qizhi Wei, Ms. Peng Yan, Chutian, Hubei New Nature Investment Co., Ltd and Dunxin Holdings Co., Ltd in the amount of RMB13.0 million and RMB12.0 million. Hubei New Nature Investment Co., Ltd is a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr. Ricky Qizhi Wei. Dunxin Holdings Co., Ltd is a company that is 70% owned by the Chairman and the Chief Executive Officer, Mr. Ricky Qizhi Wei and 30% owned by Ms. Wenting (Tina) Xiao, Chief Personal/Human Resource Officer. The Court’s ruling was effective immediately. In July 2020, Hubei Changjiang applied for court enforcement and execution.

27.4 On October 14, 2019, Mr. Deng Xinxue, Mr. Zhang Xuan and Mr. Yang Bobiao each applied to the Wuhan Wuchang People’s Court for pre-litigation property preservation of respondents Hubei Shanyin Wealth Management Co., Ltd (湖北善银财富管理有限公司), a company that is 69.5% owned by the Chairman and the Chief Executive Officer, Mr. Ricky Qizhi Wei, and Chutian in connection with loan contract disputes. The court issued a preservation order seizing the bank deposits, or property in the corresponding value, of Hubei Shanyin Wealth Management Co., Ltd and Chutian in the amount of RMB2.9 million, RMB9.0 million and RMB9.0 million, respectively. The court’s ruling was effective immediately. As of the date of this annual report, our cash deposits and properties have not been released from the preservation order.

27.5 On October 15, 2019, the Wuhan Wuchang People’s Court received a Letter of Property Preservation from the Wuhan Arbitration Commission in connection with a loan contract dispute among the applicant Hubei Huaya Investment Co., Ltd (湖北华亚投资有限公司) and respondents Mr. Ricky Qizhi Wei, Ms. Peng Yan, and Chutian. On October 23, 2019, after review of the letter by the court, the court issued a preservation order seizing the bank deposits, or property in the corresponding value, of Mr. Ricky Qizhi Wei, Ms. Peng Yan, and Chutian in the amount of RMB12.3 million. The Court’s ruling was effective immediately. In August 2020, the parties entered into a mediation agreement whereby Mr. Wei and Ms. Yan agreed to pay the loan principal with penalty interests and costs in connection with the legal proceeding while Chutian, as the third respondent, will be responsible for 50% of the liabilities of Mr. Wei and Ms. Yan under the mediation agreement, should they fail to make the payments. As of the date of this annual report, Mr. Wei and Ms. Yan are still making payments pursuant to the mediation agreement.

Property Services Contract Proceeding

27.6 On September 26, 2019, the Wuhan Branch of Xiamen Lianfa (Group) Property Services Co., Ltd (“Xiamen Lianfa”) filed an action in the Wuhan Wuchang People’s Court against Chutian in connection with a property service contract dispute. On November 27, 2019, the case was scheduled to be heard and Chutian was lawfully summoned and failed to appear, and did not submit a reply. The case was decided and concluded on November 27, 2019. The court found that Chutian failed to pay the owed property services fees to Xiamen Lianfa from April 1, 2019 to August 31, 2019. The court rendered a judgment in favor of Xiamen Lianfa and ordered Chutian to pay property services fee in the amount of RMB193,944 for the period from April 1, 2019 to August 31, 2019 to Xiamen Lianfa, within 10 days of the judgment. The court further ordered Chutian to pay the accrued interest, to be calculated based on the principal amount of RMB193,944 and based on the People’s Bank of China lending interest rate for the period from September 26, 2019 until fully paid. In the event that the repayment obligation is not fulfilled, the court ordered that the debt interest would be doubled in accordance with PRC law. Chutian did not appeal the judgment and the judgment became effective immediately. On November 10, 2020, court issued a preservation order that froze the assets of Chutian in the maximum amount of RMB220,000 or to seize or attach property in the corresponding value. On December 18, 2020, the court terminated the enforcement proceeding and will recommence the enforcement proceeding if enforceable assets are located and meet the enforcement requirements within five years.

In August, 2019, Xiamen Lianfa filed an action in the Wuhan Wuchang People’s Court against Chutian in connection with a property service contract dispute. The case was decided and concluded on October 12, 2020. The court found that Chutian failed to pay the owed property services fees to Xiamen Lianfa from September 1, 2019 to April 30, 2020. The court rendered a judgment in favor of Xiamen Lianfa and ordered Chutian to pay property services fee in the amount of RMB310,311 for the period from September 1, 2019 to April 30, 2020 to Xiamen Lianfa, within 10 days of the judgment. The court further ordered Chutian to pay the accrued interest, to be calculated based on the principal amount of RMB310,311 and based on the People’s Bank of China lending interest rate for the period from September 11, 2020 until fully paid. In the event that the repayment obligation is not fulfilled, the court ordered that the debt interest would be doubled in accordance with PRC law. Chutian did not appeal the judgment and the judgment was effected immediately. As of the date of this annual report, the judgment has not be enforced.

Li Ling Loan Dispute Proceeding

27.7 On August 27, 2019, Ms. Li Ling applied to the Wuhan Wuchang People’s Court for pre-litigation property preservation of respondents Chutian and Mr. Ricky Qizhi Wei in connection with a loan contract dispute. The court issued a preservation order that froze the bank deposits of Chutian and Mr. Ricky Qizhi Wei in the amount of RMB12.0 million, or to seize or attach property in the corresponding value.

Li Ling Loan Dispute Proceeding

On October 9, 2019, the case was filed and accepted in the Wuhan Jiang’an People’s Court. Li Ling filed the following actions with the court: (1) that the two defendants Chutian and Mr. Ricky Qizhi Wei repay the borrowed principal of RMB10.0 million and interest of RMB787,500 (based on the interest rate of 1.125% per month on the principal of RMB10.0 million, calculated from February 1, 2019 until fully paid, currently calculated until August 30, 2019), and (2) the costs of litigation to be fully borne by both defendants. On December 4, 2019, the court ruled that there was a valid loan relationship, that Chutian had failed to repay the loan as agreed and that Ms. Li Ling had the right to request full repayment of the loan principal and interest. The court ordered Chutian to repay the principal amount of the loan of RMB10.0 million to Ms. Li Ling, and to pay the interest rate of 1.125% per month on the principal amount of RMB10.0 million, beginning February 2019 until the date the loan is fully paid. The court further ordered that Mr. Ricky Qizhi Wei shall also be jointly and severally liable for the repayment of the loan. In the event that the repayment obligation is not fulfilled, the court ordered that the debt interest would be doubled in accordance with PRC law.

On May 20, 2020, due to the failure of Chutian to fulfil its obligation to repay the principal amount determined above, the court issued a consumer restriction order against Mr. Ricky Qizhi Wei to restrict high consumption and high expenditure behaviors. Violation of this order carries the imposition of fines and detention, and in circumstances sufficiently serious to constitute a crime, pursuit of criminal liability according to law.

On July 27, 2020, the court terminated the enforcement proceeding and will recommence the enforcement proceeding if enforceable assets are located and meet the enforcement requirements.